Joint Operation - Summary of Loans to Joint Operation (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minera Exar S.A
Disclosure Of Joint Ventures [Line Items]
Borrowings, interest rate basis		LIBOR+7.57%
Maturity period of borrowings		7 years
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Borrowings, interest rate basis	LIBOR+9.89	LIBOR+9.89%
Maturity period of borrowings	7 years	7 years
LIBOR | Minera Exar S.A
Disclosure Of Joint Ventures [Line Items]
Borrowings, adjustment to interest rate basis		7.57%
LIBOR | Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Borrowings, adjustment to interest rate basis	9.89%	9.89%